Share-based compensation	6 Months Ended
Jun. 30, 2026
Share-based compensation
Share-based compensation

6.     Share-based Compensation

Time Restricted stock units (“TRSUs”)

Changes in the TRSUs for the six months ended June 30, 2026 are set forth below:

		Weighted average
	Number of	fair value at grant
	TRSUs	date
Balance as of January 1, 2026	206,495	$16.17
TRSUs granted during the six months ended June 30, 2026	145,690	$16.74
TRSUs vested during the six months ended June 30, 2026	(114,776)	$(14.60)
Balance as of June 30, 2026 (none of which are vested)	237,409	$13.56

The total cost related to non-vested TRSU awards expected to be recognized through 2029 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2026(1)	$893
2027	1,227
2028	704
2029	109
$2,933
(1)	Six-month period ending December 31, 2026

6.     Share-based Compensation (continued)

Performance-Based Restricted stock units (“PRSUs”)

Changes in the PRSUs for the six months ended June 30, 2026 are set forth below:

No. of PRSUs
Balance as of January 1, 2026	138,144
PRSUs granted during the six months ended June 30, 2026	49,241
PRSUs vested during the six months ended June 30, 2026	—
Balance as of June 30, 2026 (none of which are vested)	187,385

The total cost related to non-vested PRSU awards expected to be recognized through 2029 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2026(1)	$362
2027	571
2028	388
2029	60
$1,381
(1)	Six-month period ending December 31, 2026